Commitments and Contingencies (Details Narrative)								1 Months Ended		12 Months Ended
	Aug. 01, 2016	Oct. 08, 2015 USD ($)	Apr. 15, 2015	May 23, 2013 USD ($)	May 23, 2013 EUR (€)	Feb. 04, 2013 USD ($)	Feb. 04, 2013 EUR (€)	Apr. 23, 2012 USD ($)	Apr. 23, 2012 EUR (€)	Dec. 31, 2016 USD ($) Products $ / shares shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2016 € / shares	Sep. 30, 2013
Commitments And Contingencies [Line Items]
Long-term intangible asset										$ 2,250,000
Accumulated amortization										988,000		$ 777,000
Amortization of other deferred charges												211,000
Amortization expense, years two and three										$ 210,000
Royalty rate										3.00%	3.00%
Royalty payable										$ 18,000		14,000
Interest expense										41,000		41,000
Monthly rent expense										8,000
Future renewed monthly rent expense										$ 9,000
Lease expiration date										expire in November 2018	expire in November 2018
Security deposit										$ 21,000		21,000
Rent expense										126,000		125,000
Investment lease										92,000
Unearned interest										14,000
Interest income										5,000
Investment in lease, net - current portion										27,000
Unearned interest current										4,000
Investment in lease, net - less current portion										61,000
Unearned interest noncurrent										$ 5,000
Office Equipment [Member]
Commitments And Contingencies [Line Items]
Lease expiration date		expires in 2020
Daron Evans [Member]
Commitments And Contingencies [Line Items]
Lease term			4 years
Lease Agreement [Member]
Commitments And Contingencies [Line Items]
Lease term	12 months
Equipment Lease Agreement [Member] | Biocon 1, LLC [Member]
Commitments And Contingencies [Line Items]
Monthly rent expense		$ 1,800
Lease term		60 months
Bellco [Member]
Commitments And Contingencies [Line Items]
Number of units under first tier royalty receivable | Products										125,000
First tier royalty per unit | $ / shares										$ 1.91
Second tier royalty per unit | $ / shares										$ 1.36
Bellco [Member] | EUR [Member]
Commitments And Contingencies [Line Items]
Number of units under first tier royalty receivable | Products										125,000
First tier royalty per unit | € / shares														€ 1.75
Second tier royalty per unit | € / shares														€ 1.25
Medica Spa [Member]
Commitments And Contingencies [Line Items]
Upfront fees and connection of first amendment										$ 612,000
License agreement product purchases in year one										400,000
License agreement product purchases in year two										700,000
License agreement product purchases in year three										1,000,000
Purchase commitment										1,300,000		$ 1,119,000
License agreement payment										$ 2,000,000
License agreement first installment payment								$ 700,000
License agreement second installment payment						$ 800,000
License agreement final installment payment				$ 500,000
License agreement options to purchase shares | shares										300,000	300,000
Fair value of stock options granted to medica										$ 273,000
Debt instrument, interest rate, stated percentage															12.00%
Medica Spa [Member] | EUR [Member]
Commitments And Contingencies [Line Items]
Upfront fees and connection of first amendment | €											€ 450,000
License agreement product purchases in year one | €											300,000
License agreement product purchases in year two | €											500,000
License agreement product purchases in year three | €											750,000
Purchase commitment | €											1,200,000		€ 999,000
License agreement payment | €											€ 1,500,000
License agreement first installment payment | €									€ 500,000
License agreement second installment payment | €							€ 600,000
License agreement final installment payment | €					€ 400,000